Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 29,399,409	$ 28,620,423
Less: Allowance for credit losses	(10,613,695)	(7,133,370)
Total accounts receivable, net	$ 18,785,714	$ 21,487,053